Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Issued capital [member]	Non-controlling interests [member]	Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2021		$ 49,023,419	$ 4,344,899	$ 432,450	$ (33,917,367)	$ (11,897,405)	$ 7,985,996
Balance, shares at Dec. 31, 2021		16,155,812
IfrsStatementLineItems [Line Items]
Net loss			(206,021)			(55,800,418)	(56,006,439)
Foreign currency translation adjustments				(290,184)			(290,184)
Proceeds from IPO (net)		$ 15,202,858					15,202,858
Proceeds from IPO (net), shares		3,913,410
Share options GG IPO April 2022		$ 270,476					270,476
Share options GG IPO April 2022, shares		45,580
GeniusU Shares issued for cash			2,655,739				2,655,739
Shares issued for conversion of convertible notes		$ 7,829,607					7,829,607
Shares issued for conversion of convertible notes, shares		1,554,097
Shares issued for IPO acquisition		$ 35,098,001					35,098,001
Shares issued for IPO acquisition, shares		5,975,407
Shares cancelled in satisfaction of liability, net of derivative liability		$ (100,002)					(100,002)
Shares cancelled in satisfaction of liability, net of derivative liability, shares		(49,002)
Share based compensation		$ 1,308,784					1,308,784
Share based compensation, shares		109,923
Balance at Dec. 31, 2022		$ 108,633,143	6,794,617	142,266	(33,917,367)	(67,697,823)	13,954,836
Balance, shares at Dec. 31, 2022		27,705,227
IfrsStatementLineItems [Line Items]
Net loss			(54,079)			(5,657,143)	(5,711,222)
Foreign currency translation adjustments				(203,832)			(203,832)
Shares issued for conversion of convertible notes		$ 18,026,388					18,026,388
Shares issued for conversion of convertible notes, shares		45,239,128
Share based compensation		$ 532,466					532,466
Share based compensation, shares		432,320
Convertible loan adjustment for outstanding note, net		$ (10,006,519)					(10,006,519)
Share issued by conversion from ERL and GeniusU		$ 125,109	(125,109)
Share issued by conversion from ERL and GeniusU, shares		149,160
Q4 2023 Share Option Plan		$ 214,116					214,116
Q4 2023 Share Option Plan, shares		347,949
ERL Spin off		$ (31,862,919)	(925,954)		25,519,367	14,222,186	6,952,680
RF PPA adjustment		(4,043,920)					(4,043,920)
Balance at Dec. 31, 2023		$ 81,617,864	5,689,475	(61,566)	(8,398,000)	(59,132,780)	19,714,993
Balance, shares at Dec. 31, 2023		73,873,784
IfrsStatementLineItems [Line Items]
Net loss			(57,746)			(24,882,076)	(24,939,822)
Foreign currency translation adjustments				(48,747)			(48,747)
Share based compensation		672,767					672,767
Shares issued for follow on offering		$ 6,580,300					6,580,300
Shares issued for follow on offering, shares		23,571,429
Shares issued for exercise of warrants		$ 5,990,930					5,990,930
Shares issued for exercise of warrants, shares		18,170,707
Shares issued for the failed acquisition	[1]	$ 29,327,892					29,327,892
Shares issued for the failed acquisition, shares	[1]	73,873,784
2024 Share Plan		$ 5,105,964					5,105,964
2024 Share Plan, shares		27,600,000
Reverse stock split (cancellation of shares)		$ (130,523,807)					(130,523,807)
Reverse stock split (cancellation of shares), shares		(217,089,704)
Reverse stock split (issuance of shares based on 1 for 10 ratio)		$ 130,523,807					130,523,807
Reverse stock split (issuance of shares based on 1:10 ratio), shares		21,708,798
2024 Share Plan (Issuance after reverse stock split)		$ 1,315,664					1,315,664
2024 Share Plan (Issuance after reverse stock split), shares		3,000,000
CEO Purchase of Shares		$ 455,000					455,000
CEO Purchase of Shares, shares		500,000
CEO Compensation		$ 3,448,946					$ 3,448,946
CEO Compensation, shares		5,032,753					5,032,753
Issuance in satisfaction of Liability		$ 215,161					$ 215,161
Issuance in satisfaction of Liability, shares		135,120					135,120
Genius Group - ATM Shares		$ 31,571,382					$ 31,571,382
Genius Group - ATM Shares, shares		34,014,680
Balance at Dec. 31, 2024		$ 166,301,870	$ 5,631,729	$ (110,313)	$ (8,398,000)	$ (84,014,856)	$ 79,410,430
Balance, shares at Dec. 31, 2024		64,391,351

[1]	This represents shares issued for the acquisition of FatBrain which was subsequently rescinded and are expected to be cancelled.